Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade accounts receivable
Total trade accounts receivable	$ 5,103	$ 2,269
Customer contract liabilities - current	125	84
Total customer contract liabilities	125	84
Secure Microcontrollers Segment
Trade accounts receivable
Total trade accounts receivable	3,553	1,794
All Other Segment
Trade accounts receivable
Total trade accounts receivable	$ 1,550	$ 475